Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	8 Months Ended	14 Months Ended	20 Months Ended	26 Months Ended	32 Months Ended
	Jan. 04, 2024 [1]	Feb. 29, 2024	Aug. 31, 2024	Feb. 28, 2025	Aug. 31, 2025	Feb. 28, 2026	Aug. 31, 2026
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,835	$ 6,763	$ 5,129	$ 3,943	$ 3,448	$ 2,680
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,894	$ 12,157	$ 12,899	$ 14,087	$ 15,091	$ 16,958

[1]	Inception